Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	$ 23,012	$ 36,367	$ 32,733
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,312	26,309	26,535
Amortization and write-off of deferred financing costs and debt discount	6,110	5,824	7,961
Premium paid on extinguishment of debt	3,833
Straight-line rent revenue	(4,932)	(9,536)	(9,402)
Share-based compensation expense	6,616	5,488	6,386
(Gain) loss from sale of real estate	(10,566)	(278)	(9,305)
Deferred revenue and fee income	(4,393)	(847)	(7,583)
Provision for uncollectible receivables and loans	14,400		5,700
Rent and interest income added to loans		(921)	(5,556)
Straight-line rent write-off	3,694	1,111	14,037
Payment of interest on early prepayment of debt	(7,324)
Other adjustments	(30)	(246)	(57)
Decrease (increase) in:
Interest and rent receivable	(5,490)	(2,433)	(4,392)
Other assets	(566)	126	5,249
Accounts payable and accrued expenses	(3,177)	1,700	4,757
Deferred revenue	13,138	87	2,854
Net cash provided by operating activities	60,637	62,751	69,917
Investing activities
Real estate acquired	(137,808)	(421)	(430,710)
Proceeds from sale of real estate	97,669	15,000	89,959
Principal received on loans receivable	90,486	4,305	71,941
Investment in loans receivable	(11,637)	(23,243)	(95,567)
Construction in progress	(6,638)
Other investments	(9,291)	(7,777)	(4,286)
Net cash provided by (used for) investing activities	22,781	(12,136)	(368,663)
Financing activities
Proceeds from term debt, net of discount	148,500		119,001
Payments of term debt	(216,765)	(1,232)	(860)
Payment of deferred financing costs	(6,796)	232	(6,072)
Revolving credit facilities, net	(137,200)	(55,800)	38,014
Distributions paid	(77,087)	(61,649)	(65,098)
Lease deposits and other obligations to tenants	3,667	3,390	2,963
Proceeds from sale of common shares, net of offering costs	288,066	68,003	128,331
Other	(2,702)
Net cash provided by (used in) financing activities	(317)	(47,056)	216,279
Increase (decrease) in cash and cash equivalents for the year	83,101	3,559	(82,467)
Cash and cash equivalents at beginning of year	15,307	11,748	94,215
Cash and cash equivalents at end of year	98,408	15,307	11,748
Interest paid, including capitalized interest of $63 in 2011, $63 in 2010, and $- in 2009	29,679	33,272	31,277
Supplemental schedule of non-cash financing activities:
Other common stock transactions		5	48
MPT Operating Partnership, L.P. [Member]
Operating activities
Net income	23,087	36,430	32,733
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,312	26,309	26,535
Amortization and write-off of deferred financing costs and debt discount	6,110	5,824	7,961
Premium paid on extinguishment of debt	3,833
Straight-line rent revenue	(4,932)	(9,536)	(9,402)
Share-based compensation expense	6,616	5,488	6,386
(Gain) loss from sale of real estate	(10,566)	(278)	(9,305)
Deferred revenue and fee income	(4,393)	(847)	(7,583)
Provision for uncollectible receivables and loans	14,400		5,700
Rent and interest income added to loans		(921)	(5,556)
Straight-line rent write-off	3,694	1,111	14,037
Payment of interest on early prepayment of debt	(7,324)
Other adjustments	(30)	(246)	(57)
Decrease (increase) in:
Interest and rent receivable	(5,490)	(2,433)	(4,392)
Other assets	(566)	126	5,249
Accounts payable and accrued expenses	(3,252)	1,642	4,778
Deferred revenue	13,138	87	2,854
Net cash provided by operating activities	60,637	62,756	69,938
Investing activities
Real estate acquired	(137,808)	(421)	(430,710)
Proceeds from sale of real estate	97,669	15,000	89,959
Principal received on loans receivable	90,486	4,305	71,941
Investment in loans receivable	(11,637)	(23,243)	(95,567)
Construction in progress	(6,638)
Other investments	(9,291)	(7,777)	(4,286)
Net cash provided by (used for) investing activities	22,781	(12,136)	(368,663)
Financing activities
Proceeds from term debt, net of discount	148,500		119,001
Payments of term debt	(216,765)	(1,232)	(860)
Payment of deferred financing costs	(6,796)	232	(6,072)
Revolving credit facilities, net	(137,200)	(55,800)	38,014
Distributions paid	(77,087)	(61,649)	(65,098)
Lease deposits and other obligations to tenants	3,667	3,390	2,963
Proceeds from sale of common shares, net of offering costs	288,066	68,003	128,331
Other	(2,702)
Net cash provided by (used in) financing activities	(317)	(47,056)	216,279
Increase (decrease) in cash and cash equivalents for the year	83,101	3,564	(82,446)
Cash and cash equivalents at beginning of year	15,307	11,743	94,189
Cash and cash equivalents at end of year	98,408	15,307	11,743
Interest paid, including capitalized interest of $63 in 2011, $63 in 2010, and $- in 2009	29,679	33,272	31,277
Supplemental schedule of non-cash financing activities:
Other common stock transactions		$ 5	$ 48